UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2015 to July 31, 2015

Item 1:                                Schedule of Investments

Credit Suisse Commodity ACCESS Strategy Fund

Consolidated Schedule of Investments

July 31, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (64.7%)
$400	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/20/16	0.270	$400,382
1,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/20/16	0.280	1,001,112
800	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/07/16	0.300	801,135
800	Federal Farm Credit Banks[1]	(AA+, Aaa)	12/30/16	0.230	800,354
800	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/29/17	0.209	801,082
1,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	09/13/17	0.237	1,001,285
1,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	10/19/17	0.218	1,000,842
1,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	12/08/17	0.222	1,001,384
600	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/02/18	0.239	601,039
500	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/22/18	0.219	500,204
500	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/22/18	0.224	500,664
600	Federal Farm Credit Banks[1]	(AA+, Aaa)	04/16/18	0.237	600,704
450	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/01/18	0.290	449,870
500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/26/16	0.238	499,682
1,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	04/28/16	0.280	998,207
500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/20/16	0.293	498,949
800	Federal Home Loan Banks	(AA+, Aaa)	01/28/16	0.350	800,365
700	Federal Home Loan Banks	(AA+, Aaa)	02/22/16	0.340	700,216
450	Federal Home Loan Banks	(AA+, Aaa)	06/17/16	0.400	449,735
500	Federal Home Loan Banks[1]	(AA+, Aaa)	11/07/16	0.310	500,772
600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/18/17	1.000	600,180
400	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/25/17	1.000	400,186
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/11/17	1.000	500,337
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	10/05/17	1.100	500,249
500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	10/16/17	1.020	500,270
350	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.250	350,211
700	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	11/04/15	0.169	699,837
570	Federal National Mortgage Association[1]	(AA+, Aaa)	07/25/16	0.201	570,528
1,080	Federal National Mortgage Association[1]	(AA+, Aaa)	08/12/16	0.207	1,081,145
800	Federal National Mortgage Association[1]	(AA+, Aaa)	08/15/16	0.207	800,854
600	Federal National Mortgage Association[1]	(AA+, Aaa)	01/26/17	0.206	600,785
560	Federal National Mortgage Association	(AA+, Aaa)	10/12/17	1.060	560,682
700	Federal National Mortgage Association	(AA+, Aaa)	10/17/17	1.020	700,406
800	Federal National Mortgage Association	(AA+, Aaa)	04/27/18	1.625	805,750
500	Federal National Mortgage Association	(AA+, Aaa)	04/30/18	1.100	499,712
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $23,060,579)					23,079,115

UNITED STATES TREASURY OBLIGATIONS (25.3%)
1,200	United States Treasury Floating Rate Notes[1,2,3]	(AA+, Aaa)	07/31/16	0.120	1,200,302
700	United States Treasury Floating Rate Notes[1]	(AA+, Aaa)	10/31/16	0.103	700,037
1,000	United States Treasury Floating Rate Notes[1,3]	(AA+, Aaa)	01/31/17	0.134	1,000,497
500	United States Treasury Notes[2]	(AA+, Aaa)	08/31/15	0.375	500,063
500	United States Treasury Notes[2]	(AA+, Aaa)	09/30/15	1.250	500,827
500	United States Treasury Notes	(AA+, Aaa)	01/31/16	0.375	500,547
2,300	United States Treasury Notes	(AA+, Aaa)	05/31/16	1.750	2,328,033
800	United States Treasury Notes	(AA+, Aaa)	08/15/16	0.625	802,062
700	United States Treasury Notes	(AA+, Aaa)	04/30/17	0.500	698,907
800	United States Treasury Notes	(AA+, Aaa)	04/15/18	0.750	796,750
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $9,026,053)					9,028,025

SHORT-TERM INVESTMENT (4.1%)
1,467	State Street Bank and Trust Co. Euro Time Deposit (Cost $1,466,503)		08/03/15	0.010	1,466,503
TOTAL INVESTMENTS AT VALUE (94.1%) (Cost $33,553,135)					33,573,643

OTHER ASSETS IN EXCESS OF LIABILITIES (5.9%)					2,121,485

NET ASSETS (100.0%)					$35,695,128

†                   Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

1                   Variable rate obligations — The interest rate is the rate as of July 31, 2015.

2                   At July 31, 2015, $1,501,140 in the value of these securities have been pledged, to cover initial margin requirements for open futures contracts.

3                   At July 31, 2015, $990,321 in the value of these securities have been pledged, as collateral for open swap contracts.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
	USD	Oct 2015	62	$3,143,700	$(374,907)
Livestock
	USD	Oct 2015	13	1,337,700	$(17,084)
Contracts to Sell
Livestock
	USD	Oct 2015	(34)	(866,660)	$1,288
Net unrealized appreciation (depreciation)					$(390,703)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$6,545,575	08/27/15	Barclays	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	$(38,176)
USD	$7,000,000	08/04/15	Goldman Sachs	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(21,847)
USD	$10,896,774	08/27/15	Goldman Sachs	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(63,481)
USD	$7,912,418	08/27/15	JPMorgan Chase	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(46,130)
USD	$13,999,000	08/04/15	UBS	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	83,340
						$(86,294)

1                   The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•      Level 1—quoted prices in active markets for identical investments

•      Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$23,079,115	$—	$23,079,115
United States Treasury Obligations	—	9,028,025	—	9,028,025
Short-term Investment	—	1,466,503	—	1,466,503
	$—	$33,573,643	$—	$33,573,643
Other Financial Instruments*
Futures Contracts	$1,288	$—	$—	$1,288
Swap Contracts	—	83,340	—	83,340

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$391,991	$—	$—	$391,991
Swap Contracts	—	169,634	—	169,634

*         Other financial instruments include unrealized appreciation/(depreciation) on futures and swap contracts.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

July 31, 2015 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (1.3%)
$53,800	BNP Paribas, Commodity Index Linked Senior Unsecured Notes[1,2]	(A+, A1)	03/18/16	0.053	$39,185,714
22,400	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes[1,2,3]	(BBB+, A3)	03/31/16	0.052	12,447,680
21,500	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes[1,2,3]	(BBB+, A3)	10/14/16	0.051	20,723,850
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $97,700,000)					72,357,244

UNITED STATES AGENCY OBLIGATIONS (75.3%)
25,000	Fannie Mae Discount Notes	(AA+, Aaa)	02/01/16	0.202	24,979,775
60,250	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/20/16	0.270	60,307,599
82,400	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/20/16	0.280	82,491,629
82,125	Federal Farm Credit Banks[1]	(AA+, Aaa)	07/27/16	0.280	82,217,555
67,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/07/16	0.300	67,095,073
20,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/22/16	0.179	20,017,560
65,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	12/30/16	0.230	65,028,730
110,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/29/17	0.209	110,148,720
100,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	09/13/17	0.237	100,128,500
101,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	10/19/17	0.218	101,085,042
50,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/13/17	0.237	50,086,350
204,400	Federal Farm Credit Banks[1]	(AA+, Aaa)	12/08/17	0.222	204,682,889
102,500	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/02/18	0.239	102,677,530
71,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	02/05/18	0.228	71,105,293
85,250	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/22/18	0.219	85,284,867
62,250	Federal Farm Credit Banks[1]	(AA+, Aaa)	03/22/18	0.224	62,332,668
176,800	Federal Farm Credit Banks[1]	(AA+, Aaa)	04/16/18	0.237	177,007,386
69,200	Federal Farm Credit Banks[1]	(AA+, Aaa)	06/01/18	0.290	69,180,001
71,000	Federal Farm Credit Banks[1]	(AA+, Aaa)	11/12/19	0.300	71,134,616
87,300	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/22/16	0.218	87,245,787
18,400	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/22/16	0.228	18,388,574
100,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	01/26/16	0.238	99,936,400
22,950	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	02/08/16	0.250	22,930,722
150,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	04/28/16	0.280	149,731,050
97,700	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	05/20/16	0.293	97,494,634
18,200	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	06/03/16	0.310	18,155,283
74,000	Federal Home Loan Banks	(AA+, Aaa)	01/28/16	0.350	74,033,744
72,000	Federal Home Loan Banks	(AA+, Aaa)	02/22/16	0.340	72,022,248
28,000	Federal Home Loan Banks	(AA+, Aaa)	04/15/16	0.310	27,997,284
60,480	Federal Home Loan Banks	(AA+, Aaa)	06/17/16	0.400	60,444,317
50,000	Federal Home Loan Banks[1]	(AA+, Aaa)	11/07/16	0.310	50,077,200
20,000	Federal Home Loan Banks	(AA+, Aaa)	12/18/17	1.100	20,016,440
20,000	Federal Home Loan Banks	(AA+, Aaa)	05/25/18	1.200	20,029,480
10,000	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	12/12/16	0.177	10,009,090
62,500	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	01/12/17	0.192	62,513,062
112,000	Federal Home Loan Mortgage Corp.[1]	(AA+, Aaa)	01/13/17	0.192	112,113,232
53,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/18/17	1.000	53,516,050
70,150	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/25/17	1.000	70,182,550
45,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/08/17	1.070	45,030,555
87,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/11/17	1.000	87,058,638
66,300	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	10/05/17	1.100	66,333,017
65,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	10/16/17	1.020	65,035,165
15,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/30/18	1.250	15,014,895
52,900	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.250	52,931,952
45,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	11/03/15	0.169	44,989,650
100,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	11/04/15	0.170	99,976,700
30,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	05/12/16	0.278	29,938,680
140,000	Federal National Mortgage Association[1]	(AA+, Aaa)	07/25/16	0.201	140,129,640
119,500	Federal National Mortgage Association[1]	(AA+, Aaa)	08/12/16	0.207	119,626,670
120,000	Federal National Mortgage Association[1]	(AA+, Aaa)	08/15/16	0.207	120,128,040
150,000	Federal National Mortgage Association[1]	(AA+, Aaa)	01/26/17	0.206	150,196,350
84,900	Federal National Mortgage Association	(AA+, Aaa)	10/12/17	1.060	85,003,408
100,000	Federal National Mortgage Association	(AA+, Aaa)	10/17/17	1.020	100,058,000
154,780	Federal National Mortgage Association	(AA+, Aaa)	04/27/18	1.625	155,892,559
50,000	Federal National Mortgage Association	(AA+, Aaa)	04/30/18	1.100	49,971,200
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $4,157,798,742)					4,161,144,049

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (16.7%)
$30,000	United States Treasury Floating Rate Notes[1,4]	(AA+, Aaa)	01/31/16	0.095	$30,000,750
70,000	United States Treasury Floating Rate Notes[1,5]	(AA+, Aaa)	04/30/16	0.119	70,013,930
70,000	United States Treasury Floating Rate Notes[1,5]	(AA+, Aaa)	07/31/16	0.120	70,017,640
70,000	United States Treasury Floating Rate Notes[1,5]	(AA+, Aaa)	10/31/16	0.103	70,003,710
15,000	United States Treasury Notes	(AA+, Aaa)	11/30/15	1.375	15,059,760
20,000	United States Treasury Notes	(AA+, Aaa)	12/31/15	2.125	20,159,380
70,000	United States Treasury Notes	(AA+, Aaa)	01/31/16	0.375	70,076,580
22,500	United States Treasury Notes	(AA+, Aaa)	02/29/16	2.625	22,818,173
50,000	United States Treasury Notes	(AA+, Aaa)	03/31/16	0.375	50,042,950
120,000	United States Treasury Notes	(AA+, Aaa)	05/31/16	1.750	121,462,560
131,000	United States Treasury Notes	(AA+, Aaa)	08/15/16	0.625	131,337,718
100,000	United States Treasury Notes[6]	(AA+, Aaa)	04/30/17	0.500	99,843,800
150,000	United States Treasury Notes	(AA+, Aaa)	04/15/18	0.750	149,390,700
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $920,000,953)					920,227,651

Number of Shares

SHORT-TERM INVESTMENTS (3.6%)
15,308,160	State Street Navigator Prime Portfolio, 0.19%[7]	15,308,160

Par (000)		Maturity	Rate%

$184,184	State Street Bank and Trust Co. Euro Time Deposit	08/03/15	0.010	184,184,332
TOTAL SHORT-TERM INVESTMENTS (Cost $199,492,492)				199,492,492

TOTAL INVESTMENTS AT VALUE (96.9%) (Cost $5,374,992,187)				5,353,221,436

OTHER ASSETS IN EXCESS OF LIABILITIES (3.1%)				168,771,101

NET ASSETS (100.0%)				$5,521,992,537

†                   Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

1                   Variable rate obligations — The interest rate is the rate as of July 31, 2015.

2                   Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities.

3                   Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At July 31, 2015, these securities amounted to a value of $33,171,530 or 0.6% of net assets.

4                   At July 31, 2015, $30,000,750 in the value of this security has been pledged, to cover initial margin requirements for open futures contracts.

5                   At July 31, 2015, $90,279,206 in the value of these securities have been pledged, as collateral for open swap contracts.

6                   Security or portion thereof is out on loan.

7                   Represents security purchased with cash collateral received for securities on loan.  The rate shown is the annualized one-day yield at July 31, 2015.

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$63,706,656	08/27/15	Bank of America	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	$(254,106)
USD	$96,823,065	08/27/15	Bank of America	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(404,476)
USD	$73,680,157	08/27/15	Bank of America	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(304,883)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$401,405,101	08/27/15	Bank of America	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	$(1,736,554)
USD	$98,025,684	08/27/15	Bank of America	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(391,316)
USD	$30,629,978	08/27/15	Barclays	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(122,308)
USD	$316,348,285	08/27/15	Barclays	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(1,322,923)
USD	$120,497,094	08/27/15	BNP Paribas	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate[1]	(481,180)
USD	$155,669,111	08/27/15	BNP Paribas	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(651,043)
USD	$241,442,743	08/27/15	CIBC	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(964,099)
USD	$234,977,974	08/27/15	CIBC	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(982,644)
USD	$151,775,920	08/27/15	Citigroup	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(605,720)
USD	$361,809,367	08/27/15	Citigroup	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(1,513,034)
USD	$25,000,000	08/27/15	Citigroup	3-month T-Bill Rate plus a negotiated dealer rate	Commodity Index Return[1]	320,992
USD	$212,123,876	08/27/15	Goldman Sachs	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(847,027)
USD	$276,972,499	08/27/15	Goldman Sachs	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(1,157,955)
USD	$61,356,186	08/27/15	JPMorgan Chase	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(245,000)
USD	$262,966,596	08/27/15	JPMorgan Chase	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(1,099,400)
USD	$11,480,188	08/27/15	Macquarie	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(45,841)
USD	$57,172,341	08/27/15	Macquarie	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(238,648)
USD	$561,063,516	08/27/15	Macquarie	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(2,445,998)
USD	$319,743,013	08/27/15	Morgan Stanley	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(1,276,758)
USD	$190,858,595	08/27/15	Morgan Stanley	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(798,143)
USD	$253,396,670	08/27/15	Societe Generale	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(1,011,832)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$244,284,030	08/27/15	Societe Generale	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	$(1,021,560)
USD	$185,462,554	08/27/15	Societe Generale	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(722,355)
USD	$225,470,959	08/27/15	UBS	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(900,322)
USD	$76,310,083	08/27/15	UBS	Commodity Index Return[1]	3-month T-Bill Rate plus a negotiated dealer rate	(319,118)
						$(21,543,251)

1                   The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”)  established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•      Level 1—quoted prices in active markets for identical investments

•      Level 2 —other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2015 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$72,357,244	$—	$72,357,244
United States Agency Obligations	—	4,161,144,049	—	4,161,144,049
United States Treasury Obligations	—	920,227,651	—	920,227,651
Short-term Investments	—	199,492,492	—	199,492,492
	$—	$5,353,221,436	$—	$5,353,221,436
Other Financial Instruments*
Swap Contracts	$—	$320,992	$—	$320,992

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Swap Contracts	$—	$21,864,243	$—	$21,864,243

*         Other financial instruments include unrealized appreciation/(depreciation) on swaps, at value.

The Fund follows Financial Accounting Standards Board (“FASB”) amendments to authoritative guidance which requires the Fund to disclose details of transfers in and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers. For the quarter ended July 31, 2015, there were no transfers in and out of Level 1, Level 2 and Level 3. All transfers are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	September 21, 2015

/s/Rocco DelGuercio
Name:	Rocco DelGuercio
Title:	Chief Financial Officer and Treasurer
Date:	September 21, 2015